Intangible assets (Details 3 - Textual) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Segments	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Intangible assets and goodwill
Forecast period of financial projections	6 years
Impairment charges recognized of goodwill	R$ 0	R$ 0	R$ 136,723
Amortization of intangible assets acquired in business combinations	62,139	64,381	59,532
Amortization of intangible assets acquired in business combinations recorded in costs of services	50,746	52,061	44,043
Amortization of intangible assets acquired in business combinations recorded in administrative expenses	R$ 11,392	12,319	15,489
Number of operating reportable segment | Segments	2
Impairment loss recognized for intangible asset and goodwill	R$ 0
Intangible assets and goodwill, carrying amount	1,318,099	R$ 1,347,327	1,377,232
SaaS [member]
Intangible assets and goodwill
Impairment charges recognized of goodwill			136,723
Cash-generating units [member] | CPaaS [member]
Intangible assets and goodwill
Estimated recoverable amount exceeded it carrying amount	504,452
Impairment charges recognized of goodwill			R$ 0
Intangible assets and goodwill, carrying amount	101,270
Cash-generating units [member] | SaaS [member]
Intangible assets and goodwill
Estimated recoverable amount exceeded it carrying amount	261,492
Intangible assets and goodwill, carrying amount	R$ 1,239,041